Financial Instruments and Financial Risk Management - Changes In Net Fair Value Of Derivative Assets And Liabilities Classified As Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	$ (93)	$ (85)
Recorded in income	(40)	(47)
Recorded in regulatory assets	(28)	(1)
Transfers into Level 3	0	(1)
Transfers out of Level 3	(1)	1
Purchases	4	3
Settlements	6	36
Foreign exchange translation	(3)	1
Balance, end of year	(155)	(93)
Natural Gas
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	(74)	(85)
Recorded in income	(15)	8
Recorded in regulatory assets	(28)	(1)
Transfers into Level 3	0	(1)
Transfers out of Level 3	(1)	1
Purchases	0	0
Settlements	14	4
Foreign exchange translation	(3)	0
Balance, end of year	(107)	(74)
Electricity
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	(19)	0
Recorded in income	(25)	(55)
Recorded in regulatory assets	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Purchases	4	3
Settlements	(8)	32
Foreign exchange translation	0	1
Balance, end of year	$ (48)	$ (19)